Derivative Financial Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Changes in net unrealized (losses) gains on cash flow hedges
Reclassification into earnings, net of tax	$ (22,603)	$ 11,956	$ 8,138
Foreign Exchange Contract [Member]
Changes in net unrealized (losses) gains on cash flow hedges
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	(14,437)	6,002	12,936
Changes associated with hedging transactions, net of tax	(26,108)	(8,483)	1,204
Reclassification into earnings, net of tax	22,603	(11,956)	(8,138)
Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$ (17,942)	$ (14,437)	$ 6,002